Note 19 - Fair Values of Financial Instruments (Details Textual) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Financing Receivable, before Allowance for Credit Loss	[1]	$ 640,945		$ 585,316
Financing Receivable, Allowance for Credit Loss		6,551	[1]	5,264	[1]	$ 4,513
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve, Amount		0		0
Impaired Loans [Member]
Financing Receivable, before Allowance for Credit Loss		2,224		2,190
Financing Receivable, Allowance for Credit Loss		$ 142		$ 116

[1]	Effective January 1, 2023, Citizens adopted FASB ASU 2016-13 using the modified restrospective approach. Therefore prior period balances are presented under legacy GAAP and may not be comparable to current period presentation.